Impairment of non-current assets (Tables)	9 Months Ended
Sep. 30, 2019
Impairment of non-current assets
Schedule of impairment of non-current assets

As at September 30,2019	Rocketbank CGU	QIWI Box CGU	Total
Carrying amount	692	340	1,032
Recoverable amount	364	142	506
Impairment	(328)	(198)	(526)
Allocated to:
Goodwill	(93)	—	(93)
Intangible assets	(235)	(66)	(301)
Property and equipment	—	(132)	(132)